TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Tax rate	26.50%	26.50%	25.00%
Carry forward tax losses	$ 7,630
Unrecognized tax benefits	893	$ 758	$ 706
Subsidiaries [Member]
Carry forward tax losses	$ 14,223
Minimum [Member]
Carry forward tax losses for subsidiaries, term	1 year
Maximum [Member]
Carry forward tax losses for subsidiaries, term	20 years